Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and similar income:
Loans and advances to banks	£ 184	£ 127	£ 115
Loans and advances to customers	5,494	6,198	6,491
Other	227	142	89
Total interest and similar income	5,905	6,467	6,695
Interest expense and similar charges:
Deposits by banks	(46)	(56)	(63)
Deposits by customers	(1,183)	(1,809)	(1,974)
Debt securities in issue	(737)	(853)	(931)
Subordinated liabilities	(134)	(143)	(138)
Other	(2)	(24)	(14)
Total interest expense and similar charges	(2,102)	(2,885)	(3,120)
Net interest income	£ 3,803	£ 3,582	£ 3,575